Property And Equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property and equipment
23	Property and equipment

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	590,724	761,009	1,351,733
Accumulated depreciation	(293,759)	(540,737)	(834,496)

Net book amount	296,965	220,272	517,237

Year ended December 31, 2020
Opening net book amount	296,965	220,272	517,237
Additions	61,403	86,892	148,295
Disposals	(14,463)	(164)	(14,627)
Depreciation charge	(96,797)	(130,065)	(226,862)

Closing net book amount	247,108	176,935	424,043

As of December 31, 2020
Cost	601,764	804,164	1,405,928
Accumulated depreciation	(354,656)	(627,229)	(981,885)

Net book amount	247,108	176,935	424,043

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	601,764	804,164	1,405,928
Accumulated depreciation	(354,656)	(627,229)	(981,885)

Net book amount	247,108	176,935	424,043

Year ended December 31, 2021
Opening net book amount	247,108	176,935	424,043
Additions	65,971	90,645	156,616
Disposals	(6,676)	(391)	(7,067)
Depreciation charge	(92,464)	(101,047)	(193,511)

Closing net book amount	213,939	166,142	380,081

As of December 31, 2021
Cost	626,583	849,946	1,476,529
Accumulated depreciation	(412,644)	(683,804)	(1,096,448)

Net book amount	213,939	166,142	380,081

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2022
Cost	626,583	849,946	1,476,529
Accumulated depreciation	(412,644)	(683,804)	(1,096,448)

Net book amount	213,939	166,142	380,081

Year ended December 31, 2022
Opening net book amount	213,939	166,142	380,081
Additions	44,915	81,100	126,015
Disposals	(4,601)	(1,197)	(5,798)
Depreciation charge	(74,057)	(103,742)	(177,799)

Closing net book amount	180,196	142,303	322,499

As of December 31, 2022
Cost	602,743	916,081	1,518,824
Accumulated depreciation	(422,547)	(773,778)	(1,196,325)

Net book amount	180,196	142,303	322,499